Supplement to the

Destiny® I and Destiny II

Funds of Fidelity Destiny Portfolios

Class O and Class A

November 29, 2005

STATEMENT OF ADDITIONAL INFORMATION

Effective June 30, 2006, Destiny I will be renamed Fidelity Advisor Diversified Stock Fund.

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

DESB-06-02 July 19, 2006
1.477440.115

Supplement to the

Fidelity Advisor Destiny I Fund and Fidelity Advisor Destiny II Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Destiny® I and Destiny II

Funds of Fidelity Destiny Portfolios

November 29, 2005

STATEMENT OF ADDITIONAL INFORMATION

Effective June 30, 2006, Destiny I will be renamed Fidelity Advisor Diversified Stock Fund.

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

ADESI/ADESIIB-06-02 July 19, 2006
1.823112.102